Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 6,213	$ 264
Goodwill, Acquired During Period	0	5,771
Goodwill, Foreign Currency Translation Gain (Loss)	(408)	178
Goodwill, Ending Balance	$ 5,805	$ 6,213